Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.9%)
	Nucor Corp.	86,486	17,116
	Fastenal Co.	201,439	15,539
	Newmont Corp.	405,496	14,533
	LyondellBasell Industries NV Class A	91,272	9,335
	International Flavors & Fragrances Inc.	89,733	7,716
	Dow Inc.	123,749	7,169
	Celanese Corp. Class A	38,263	6,576
	Avery Dennison Corp.	28,301	6,318
	CF Industries Holdings Inc.	66,229	5,511
	Albemarle Corp.	41,269	5,437
	International Paper Co.	121,721	4,750
	Steel Dynamics Inc.	27,049	4,009
	Mosaic Co.	56,513	1,834
	Westlake Corp.	5,699	871
			106,714
Consumer Discretionary (12.9%)
*	Copart Inc.	304,100	17,613
	DR Horton Inc.	105,054	17,287
	Lennar Corp. Class A	84,110	14,465
*	Chipotle Mexican Grill Inc. Class A	4,825	14,025
*	Trade Desk Inc. Class A	156,437	13,676
	Electronic Arts Inc.	94,141	12,490
	Dollar General Corp.	77,247	12,055
	Delta Air Lines Inc.	226,490	10,842
*	Royal Caribbean Cruises Ltd.	76,686	10,660
	Tractor Supply Co.	38,066	9,963
*	Dollar Tree Inc.	72,754	9,687
	eBay Inc.	182,445	9,629
*	AutoZone Inc.	3,040	9,581
	Hilton Worldwide Holdings Inc.	44,295	9,449
	PulteGroup Inc.	74,527	8,989
*	Ulta Beauty Inc.	17,076	8,929
*	Take-Two Interactive Software Inc.	59,969	8,905
*	NVR Inc.	1,064	8,618
	Garmin Ltd.	53,928	8,028
*	Aptiv plc	98,089	7,813
	Genuine Parts Co.	49,016	7,594
*	ROBLOX Corp. Class A	194,205	7,415
	Darden Restaurants Inc.	41,965	7,014
	Yum! Brands Inc.	49,602	6,877
*	Warner Bros Discovery Inc.	771,214	6,733

		Shares	Market Value ($000)
	Omnicom Group Inc.	69,551	6,730
*	Expedia Group Inc.	45,962	6,331
	Southwest Airlines Co.	209,745	6,122
	Domino's Pizza Inc.	12,260	6,092
*	Live Nation Entertainment Inc.	56,785	6,006
*	Carnival Corp.	354,102	5,786
	Best Buy Co. Inc.	68,153	5,591
*	United Airlines Holdings Inc.	115,285	5,520
*	Burlington Stores Inc.	22,685	5,267
	LKQ Corp.	93,746	5,007
	Rollins Inc.	102,140	4,726
	News Corp. Class A	170,107	4,453
*	MGM Resorts International	86,013	4,061
	Las Vegas Sands Corp.	66,294	3,427
	Fox Corp. Class A	89,050	2,785
	Pool Corp.	6,473	2,612
*	CarMax Inc.	27,857	2,427
	Interpublic Group of Cos. Inc.	66,409	2,167
	Warner Music Group Corp. Class A	44,531	1,470
*	Rivian Automotive Inc. Class A	133,681	1,464
	Lennar Corp. Class B	6,899	1,064
	Fox Corp. Class B	35,703	1,022
	Endeavor Group Holdings Inc. Class A	24,045	619
[1]	Sirius XM Holdings Inc.	105,493	409
	News Corp. Class B	4,530	123
*	Liberty Media Corp.-Liberty SiriusXM	3,544	105
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,280	97
[1]	Paramount Global Class A	2,790	61
			349,881
Consumer Staples (5.2%)
	Cencora Inc.	59,670	14,499
	Corteva Inc.	248,053	14,305
	Kroger Co.	227,869	13,018
	Archer-Daniels-Midland Co.	187,503	11,777
	Church & Dwight Co. Inc.	85,684	8,938
	General Mills Inc.	100,179	7,010
	McCormick & Co. Inc. (Non-Voting)	88,511	6,799
	Clorox Co.	43,611	6,677
	Kenvue Inc.	303,659	6,517
	Tyson Foods Inc. Class A	100,591	5,908
	Brown-Forman Corp. Class B	108,212	5,586
	Kellanova	95,814	5,489
	Walgreens Boots Alliance Inc.	242,458	5,259
	Hershey Co.	26,329	5,121
	Conagra Brands Inc.	167,923	4,977
	J M Smucker Co.	35,436	4,460
	Hormel Foods Corp.	96,145	3,354
	Campbell Soup Co.	68,221	3,032
	Lamb Weston Holdings Inc.	25,440	2,710
	Molson Coors Beverage Co. Class B	31,271	2,103
	Albertsons Cos. Inc. Class A	55,968	1,200
	Brown-Forman Corp. Class A	17,329	918
			139,657
Energy (5.0%)
	ONEOK Inc.	204,936	16,430
	Hess Corp.	97,173	14,832
	Cheniere Energy Inc.	78,385	12,642

		Shares	Market Value ($000)
	Diamondback Energy Inc.	62,799	12,445
	Baker Hughes Co. Class A	351,925	11,789
	Devon Energy Corp.	225,558	11,318
	Halliburton Co.	281,666	11,103
	Williams Cos. Inc.	213,794	8,332
	Coterra Energy Inc.	251,156	7,002
	Kinder Morgan Inc.	332,546	6,099
*	First Solar Inc.	35,686	6,024
	Marathon Oil Corp.	202,783	5,747
*	Enphase Energy Inc.	45,342	5,485
	EQT Corp.	77,572	2,876
	Texas Pacific Land Corp.	3,237	1,873
			133,997
Financials (12.9%)
	Arthur J Gallagher & Co.	76,284	19,074
*	Coinbase Global Inc. Class A	65,360	17,328
	Allstate Corp.	92,565	16,015
	Apollo Global Management Inc.	139,747	15,715
	Ameriprise Financial Inc.	35,291	15,473
	Prudential Financial Inc.	126,325	14,831
	MSCI Inc. Class A	26,438	14,817
*	Arch Capital Group Ltd.	124,850	11,541
	Discover Financial Services	87,913	11,524
	Hartford Financial Services Group Inc.	105,096	10,830
	Willis Towers Watson plc	36,082	9,922
	T. Rowe Price Group Inc.	78,777	9,604
	Nasdaq Inc.	151,659	9,570
	American International Group Inc.	119,646	9,353
	Fifth Third Bancorp	240,019	8,931
	M&T Bank Corp.	58,696	8,537
	Raymond James Financial Inc.	66,131	8,492
	Broadridge Financial Solutions Inc.	41,411	8,483
	Ares Management Corp. Class A	58,713	7,808
	State Street Corp.	100,804	7,794
	Principal Financial Group Inc.	82,887	7,154
	Huntington Bancshares Inc.	509,321	7,105
	LPL Financial Holdings Inc.	26,181	6,917
	Regions Financial Corp.	326,991	6,880
	Cincinnati Financial Corp.	55,156	6,849
	Cboe Global Markets Inc.	37,140	6,824
*	Markel Group Inc.	4,387	6,675
	Northern Trust Corp.	68,484	6,090
	FactSet Research Systems Inc.	13,393	6,086
	Everest Group Ltd.	15,261	6,066
	W R Berkley Corp.	67,685	5,986
	Citizens Financial Group Inc.	153,172	5,559
	Loews Corp.	66,455	5,203
	KeyCorp	328,305	5,190
	Fidelity National Financial Inc.	90,964	4,830
	Tradeweb Markets Inc. Class A	40,764	4,246
	Interactive Brokers Group Inc. Class A	35,777	3,997
	Brown & Brown Inc.	40,307	3,528
	Franklin Resources Inc.	111,072	3,122
[1]	Corebridge Financial Inc.	87,851	2,524
	Globe Life Inc.	16,548	1,926
*	Rocket Cos. Inc. Class A	44,101	642
			349,041

		Shares	Market Value ($000)
Health Care (9.5%)
*	Dexcom Inc.	135,579	18,805
*	IQVIA Holdings Inc.	63,860	16,150
*	Centene Corp.	188,183	14,769
	GE HealthCare Technologies Inc.	154,972	14,089
*	Moderna Inc.	120,640	12,855
*	Veeva Systems Inc. Class A	50,936	11,801
*	Biogen Inc.	51,102	11,019
	ResMed Inc.	51,706	10,239
	West Pharmaceutical Services Inc.	25,765	10,195
	Zimmer Biomet Holdings Inc.	73,363	9,682
	Cardinal Health Inc.	85,523	9,570
*	Molina Healthcare Inc.	20,529	8,434
*	Align Technology Inc.	25,543	8,376
*	IDEXX Laboratories Inc.	14,572	7,868
	STERIS plc	34,659	7,792
*	Illumina Inc.	55,843	7,668
	Baxter International Inc.	178,074	7,611
	Agilent Technologies Inc.	51,642	7,514
	Cooper Cos. Inc.	69,717	7,074
*	Alnylam Pharmaceuticals Inc.	44,263	6,615
	Laboratory Corp. of America Holdings	29,530	6,451
*	Hologic Inc.	82,247	6,412
*	Avantor Inc.	238,358	6,095
*	BioMarin Pharmaceutical Inc.	66,192	5,781
	Quest Diagnostics Inc.	38,922	5,181
	Viatris Inc.	421,690	5,035
	Revvity Inc.	43,443	4,562
	Royalty Pharma plc Class A	133,497	4,054
*	Incyte Corp.	67,133	3,825
*	Insulet Corp.	12,257	2,101
			257,623
Industrials (20.4%)
	TransDigm Group Inc.	18,582	22,886
	PACCAR Inc.	184,306	22,834
	Cintas Corp.	30,318	20,829
	Carrier Global Corp.	300,325	17,458
	United Rentals Inc.	23,622	17,034
	WW Grainger Inc.	15,576	15,846
	Ferguson plc	71,393	15,594
	Fidelity National Information Services Inc.	208,507	15,467
	Old Dominion Freight Line Inc.	69,140	15,163
	AMETEK Inc.	81,312	14,872
	L3Harris Technologies Inc.	66,891	14,255
	Otis Worldwide Corp.	142,655	14,161
	Cummins Inc.	47,953	14,129
	Ingersoll Rand Inc.	141,821	13,466
	Martin Marietta Materials Inc.	21,730	13,341
	Quanta Services Inc.	51,243	13,313
	Vulcan Materials Co.	46,491	12,688
	Global Payments Inc.	90,691	12,122
	PPG Industries Inc.	82,709	11,985
	Verisk Analytics Inc. Class A	50,469	11,897
	Rockwell Automation Inc.	40,283	11,736
	Equifax Inc.	43,572	11,656
	Xylem Inc.	84,760	10,954
	Fortive Corp.	123,297	10,606
*	Fair Isaac Corp.	8,300	10,372

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	132,286	10,142
*	Mettler-Toledo International Inc.	7,558	10,062
	Howmet Aerospace Inc.	144,272	9,873
*	Keysight Technologies Inc.	61,487	9,615
	Westinghouse Air Brake Technologies Corp.	62,248	9,068
	Dover Corp.	49,176	8,714
	Johnson Controls International plc	119,765	7,823
	Ball Corp.	110,951	7,474
*	Corpay Inc.	24,115	7,440
	Veralto Corp.	82,293	7,296
*	Waters Corp.	20,772	7,150
*	Teledyne Technologies Inc.	16,591	7,123
	Jacobs Solutions Inc.	44,182	6,792
	Textron Inc.	67,810	6,505
	Expeditors International of Washington Inc.	51,104	6,213
	Synchrony Financial	143,023	6,167
	Masco Corp.	77,274	6,095
	Packaging Corp. of America	31,506	5,979
	JB Hunt Transport Services Inc.	29,007	5,780
*	Trimble Inc.	87,463	5,629
	Snap-on Inc.	18,539	5,492
*	Zebra Technologies Corp. Class A	18,060	5,444
	TransUnion	68,128	5,437
	Stanley Black & Decker Inc.	53,879	5,276
	HEICO Corp. Class A	26,423	4,068
	Hubbell Inc. Class B	9,436	3,916
	HEICO Corp.	14,438	2,758
	Jack Henry & Associates Inc.	12,867	2,235
*	Symbotic Inc. Class A	8,645	389
			550,619
Real Estate (7.4%)
	Welltower Inc.	200,159	18,703
	Realty Income Corp.	302,997	16,392
	Digital Realty Trust Inc.	109,648	15,794
*	CoStar Group Inc.	143,772	13,888
	Extra Space Storage Inc.	74,279	10,919
	VICI Properties Inc. Class A	364,199	10,849
*	CBRE Group Inc. Class A	102,122	9,930
	AvalonBay Communities Inc.	49,924	9,264
	Weyerhaeuser Co.	256,875	9,224
	Simon Property Group Inc.	54,411	8,515
	Iron Mountain Inc.	102,750	8,242
	SBA Communications Corp. Class A	37,924	8,218
	Equity Residential	126,676	7,995
	Alexandria Real Estate Equities Inc.	61,504	7,928
	Invitation Homes Inc.	204,411	7,279
	Ventas Inc.	141,431	6,158
	Sun Communities Inc.	43,767	5,628
	Essex Property Trust Inc.	22,565	5,524
	Mid-America Apartment Communities Inc.	41,021	5,398
	WP Carey Inc.	76,955	4,343
	Host Hotels & Resorts Inc.	124,002	2,564
	Healthpeak Properties Inc.	125,276	2,349
	UDR Inc.	57,854	2,164
*	Zillow Group Inc. Class C	28,282	1,380
*	Zillow Group Inc. Class A	5,631	270
			198,918

		Shares	Market Value ($000)
Technology (13.9%)
	Amphenol Corp. Class A	211,169	24,358
*	Super Micro Computer Inc.	17,327	17,501
	Microchip Technology Inc.	190,408	17,082
*	Palantir Technologies Inc. Class A	705,694	16,238
*	DoorDash Inc. Class A	99,336	13,681
	Cognizant Technology Solutions Corp. Class A	175,063	12,830
*	Gartner Inc.	26,091	12,437
	CDW Corp.	47,104	12,048
*	Datadog Inc. Class A	95,617	11,818
*	ON Semiconductor Corp.	150,238	11,050
	Monolithic Power Systems Inc.	16,042	10,867
*	Atlassian Corp. Class A	55,325	10,794
	Marvell Technology Inc.	151,964	10,771
*	ANSYS Inc.	30,590	10,620
*	HubSpot Inc.	16,925	10,605
	HP Inc.	331,012	10,003
*	Cloudflare Inc. Class A	99,650	9,649
	Corning Inc.	270,034	8,900
*	MongoDB Inc. Class A	24,106	8,645
	Hewlett Packard Enterprise Co.	456,993	8,102
*	Fortinet Inc.	114,748	7,838
*	Western Digital Corp.	114,558	7,817
	NetApp Inc.	72,467	7,607
*	Pinterest Inc. Class A	209,251	7,255
	Seagate Technology Holdings plc	73,656	6,854
*	Tyler Technologies Inc.	14,866	6,318
	Skyworks Solutions Inc.	56,330	6,102
	Teradyne Inc.	53,820	6,073
*	Zscaler Inc.	31,291	6,028
*	GoDaddy Inc. Class A	49,950	5,928
*	Okta Inc. Class A	55,562	5,813
*	Akamai Technologies Inc.	53,037	5,768
*	VeriSign Inc.	30,159	5,715
*	EPAM Systems Inc.	20,331	5,615
*	Zoom Video Communications Inc. Class A	81,566	5,332
	Vertiv Holdings Co. Class A	63,941	5,222
	SS&C Technologies Holdings Inc.	74,023	4,765
	Gen Digital Inc.	190,337	4,264
*	Snap Inc. Class A	369,090	4,237
	Bentley Systems Inc. Class B	79,985	4,177
	Leidos Holdings Inc.	23,895	3,132
*	Twilio Inc. Class A	30,215	1,848
	Paycom Software Inc.	8,597	1,711
*	Unity Software Inc.	46,846	1,251
			374,669
Telecommunications (1.3%)
	Motorola Solutions Inc.	58,442	20,746
*	Arista Networks Inc.	43,965	12,749
*	Liberty Broadband Corp. Class C	21,038	1,204
*	Liberty Broadband Corp. Class A	2,335	133
			34,832
Utilities (7.3%)
	Constellation Energy Corp.	112,365	20,771
	Waste Connections Inc.	90,680	15,598
	PG&E Corp.	918,853	15,400
	Public Service Enterprise Group Inc.	175,647	11,730

			Shares	Market Value ($000)
		Consolidated Edison Inc.	121,377	11,022
		Xcel Energy Inc.	195,400	10,503
		Edison International	134,817	9,535
		WEC Energy Group Inc.	110,885	9,106
		American Water Works Co. Inc.	68,406	8,360
		Entergy Corp.	74,799	7,905
		FirstEnergy Corp.	191,823	7,408
		Eversource Energy	122,685	7,333
		Dominion Energy Inc.	147,446	7,253
		PPL Corp.	259,052	7,132
		DTE Energy Co.	61,578	6,905
		Ameren Corp.	92,418	6,835
		Exelon Corp.	175,255	6,584
		CenterPoint Energy Inc.	221,275	6,304
		CMS Energy Corp.	102,541	6,187
		Alliant Energy Corp.	88,819	4,476
		Vistra Corp.	62,896	4,381
		AES Corp.	124,697	2,236
		NiSource Inc.	78,614	2,174
		Evergy Inc.	40,310	2,152
		Avangrid Inc.	27,248	993
				198,283
Total Common Stocks (Cost $1,966,225)				2,694,234
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $6,662)	5.407%	66,631	6,662
Total Investments (99.9%) (Cost $1,972,887)				2,700,896
Other Assets and Liabilities—Net (0.1%)				1,602
Net Assets (100%)				2,702,498
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $555,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $575,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	3	322	8
E-mini S&P 500 Index	June 2024	13	3,450	28
E-mini S&P Mid-Cap 400 Index	June 2024	17	5,232	74
				110

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.